SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)

CORPORATE DEBT SECURITIES (82.81%)
ADVERTISING (0.09%)
Lamar Media Corp., Co. Gty., 3.625%, 01/15/31(b)	Ba3/BB	$211	$205,472

AEROSPACE/DEFENSE (1.72%)
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	1,657	1,813,597
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	463	628,988
Northrop Grumman Corp., Sr. Unsec. Notes, 7.750%, 06/01/29, 144A	Baa1/BBB+	500	670,242
Raytheon Technologies Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/A-	700	782,440

			3,895,267

AGRICULTURE (0.42%)
Altria Group, Inc., Co. Gty., 4.800%, 02/14/29(b)	A3/BBB	97	109,499
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	411,809
BAT International Finance PLC, Co. Gty., 1.668%, 03/25/26(b)	Baa2/BBB+	425	417,424

			938,732

AIRLINES (3.52%)
Air Canada, Sr. Sec. Notes, 3.875%, 08/15/26, 144A(b)	Ba2/BB-	56	57,120
Air Canada Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	NA/A	243	264,549
American Airlines Group, Inc. Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	Baa1/NA	861	898,518
American Airlines Group, Inc. Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	Baa1/NA	1,286	1,308,582
American Airlines Group, Inc. Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	Baa1/A-	748	755,348
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba2/NA	354	368,116
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba2/NA	162	172,950
British Airways PLC Pass Through Certs., Series 2020-1, Class A, 4.250%, 11/15/32, 144A	NA/A+	114	121,607
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	120	126,159
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	228,369
JetBlue Airlines, Pass Through Certs.,, Sr. Sec. Notes, Series 2020-1, Class A, 4.000%, 11/15/32	A2/NA	1,004	1,082,876
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BB-	65	67,778
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BB-	78	80,437
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Baa3/NA	656	665,532
United Airlines, Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	A2/NA	386	421,811
United Airlines, Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A2/NA	1,023	1,014,368
United Airlines, Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	A3/A	287	314,709

			7,948,829

AUTO MANUFACTURERS (2.16%)
Allison Transmission, Inc., Co. Gty., 3.750%, 01/30/31, 144A(b)	Ba2/NA	220	214,500
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba2/BB+	1,000	1,390,760
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.542%, 08/01/26(b)	Ba2/BB+	1,356	1,472,955
General Motors Co., Sr. Unsec. Notes, 6.800%, 10/01/27(b)	Baa3/BBB	405	497,422
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa3/BBB	1,027	1,096,351
Stellantis Finance US, Inc., Co. Gty., 2.691%, 09/15/31, 144A(b)	Baa3/BBB-	221	217,577

			4,889,565

AUTO PARTS & EQUIPMENT (0.16%)
Goodyear Tire & Rubber Co., Co. Gty., 5.000%, 07/15/29, 144A(b)	B2/BB-	333	357,709

BANKS (9.39%)
AIB Group PLC, Sr. Unsec. Notes, (3M LIBOR + 1.874%), 4.263%, 04/10/25, 144A(b),(c)	Baa1/BBB-	582	612,964
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 3.597%), 4.000%, 12/31/99(b),(c),(d)	Ba1/BB+	635	639,762
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	118,616
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,193,306
Citigroup, Inc., Sub. Notes, 4.600%, 03/09/26	Baa2/BBB	988	1,090,070
Citigroup, Inc., Sub. Notes, 5.300%, 05/06/44	Baa2/BBB	926	1,211,847
Credit Agricole SA, Sub. Notes, (SW5+ 1.644%), 4.000%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	1,093,058
Credit Suisse Group AG, Sr. Unsec. Notes, (SOFRRATE + 1.56%), 2.593%, 09/11/25, 144A(b),(c)	Baa1/BBB+	1,242	1,268,538
Danske Bank A/S, Sr. Unsec. Notes, (H15T1Y + 1.73%), 5.000%, 01/12/23, 144A(b),(c)	Baa2/BBB+	739	739,637
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.75%), 1.886%, 10/28/27(b),(e)	A2/BBB+	550	575,639
HSBC Capital Funding Dollar 1 LP, Co. Gty., (3M LIBOR + 4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa3/BB+	2,180	3,564,300
HSBC Holdings PLC, Sr. Unsec. Notes, 4.950%, 03/31/30	A3/A-	499	586,084
Morgan Stanley, Jr. Sub. Notes, (3M LIBOR + 3.61%), 3.734%, 01/15/22(b),(d),(e)	Baa3/BB+	876	876,444
Morgan Stanley, Sub. Notes, 4.350%, 09/08/26	Baa1/BBB	1,500	1,657,004
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR + 3.3%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	804,299
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 4.800%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,184,280
UBS AG/Stamford CT, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,077,225

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)

CORPORATE DEBT SECURITIES (Continued)
BANKS (Continued)
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	$1,162	$1,193,955
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.75%), 2.668%, 11/15/35(b),(c)	Baa1/BBB+	753	734,317

			21,221,345

BEVERAGES (0.61%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	Baa1/BBB+	645	779,507
Anheuser-Busch Cos. LLC, Co. Gty., 4.900%, 02/01/46(b)	Baa1/BBB+	446	565,463
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.200%, 01/15/39	Baa1/BBB+	27	43,936

			1,388,906

BIOTECHNOLOGY (0.53%)
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30(b)	Baa3/BBB-	930	901,154
Royalty Pharma PLC, Co. Gty., 2.150%, 09/02/31(b)	Baa3/BBB-	326	308,325

			1,209,479

BUILDING MATERIALS (1.39%)
Cemex SAB de CV, Sr. Sec. Notes, 7.375%, 06/05/27, 144A(b)	NA/BB	200	220,202
Cemex SAB de CV, Sr. Sec. Notes, 5.200%, 09/17/30, 144A(b)	NA/BB	907	973,891
Cemex SAB de CV, Sr. Sec. Notes, 3.875%, 07/11/31, 144A(b)	NA/BB	724	721,343
Masco Corp., Sr. Unsec. Notes, 1.500%, 02/15/28(b)	Baa2/BBB	647	626,760
Masonite International Corp., Co. Gty., 3.500%, 02/15/30, 144A(b)	Ba1/BB+	53	52,404
PGT Innovations, Inc., Co. Gty., 4.375%, 10/01/29, 144A(b)	B2/B+	119	119,595
SRM Escrow Issuer LLC, Sr. Sec. Notes, 6.000%, 11/01/28, 144A(b)	B1/B+	397	424,266

			3,138,461

CHEMICALS (3.87%)
Alpek SAB de CV, Co. Gty., 3.250%, 02/25/31, 144A(b)	Baa3/BBB-	418	416,955
Axalta Coating Systems LLC, Co. Gty., 4.750%, 06/15/27, 144A(b)	B1/BB-	150	156,375
Braskem Idesa SAPI, Sr. Sec. Notes, 7.450%, 11/15/29, 144A(b)	NA/B+	473	490,146
Braskem Idesa SAPI, Sr. Sec. Notes, 6.990%, 02/20/32, 144A(b)	NA/B+	528	529,980
Braskem Netherlands Finance BV, Co. Gty., 4.500%, 01/31/30, 144A	NA/BBB-	1,249	1,328,312
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BBB-	1,181	1,361,102
International Flavors & Fragrances, Inc., Sr. Unsec. Notes, 1.832%, 10/15/27, 144A(b)	Baa3/BBB	267	262,315
Orbia Advance Corp. SAB de CV, Co. Gty., 2.875%, 05/11/31, 144A(b)	Baa3/BBB-	574	561,085
Trinseo Materials Operating SCA, Co. Gty., 5.125%, 04/01/29, 144A(b)	B2/B	105	107,100
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96	Baa2/BBB	2,000	3,539,503

			8,752,873

COMMERCIAL SERVICES (2.12%)
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	580,237
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	213,437
Atento Luxco 1 SA, Sr. Sec. Notes, 8.000%, 02/10/26, 144A(b)	Ba3/NA	208	221,653
Avis Budget Car Rental LLC, Co. Gty., 5.375%, 03/01/29, 144A(b)	B2/B	298	314,336
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	Baa1/A-	1,500	2,214,532
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba3/BB-	559	539,144
Triton Container International, Ltd., Sr. Sec. Notes, 3.150%, 06/15/31, 144A(b)	NA/BBB-	705	711,768

			4,795,107

COMPUTERS (0.68%)
Dell International LLC, Co. Gty., 3.450%, 12/15/51, 144A(b)	Baa3/BBB	529	508,696
Dell International LLC, Sr. Unsec. Notes, 5.850%, 07/15/25(b)	Baa3/BBB	342	387,800
Dell International LLC, Sr. Unsec. Notes, 8.350%, 07/15/46(b)	Baa3/BBB	209	348,411
Kyndryl Holdings, Inc., Sr. Unsec. Notes, 2.050%, 10/15/26, 144A(b)	Baa2/BBB-	153	149,062
Western Digital Corp., Sr. Unsec. Notes, 2.850%, 02/01/29(b)	Baa3/NA	146	147,406

			1,541,375

DISTRIBUTION/WHOLESALE (0.04%)
Ritchie Bros Holdings, Inc., Co. Gty., 4.750%, 12/15/31, 144A(b)	Ba3/NA	83	86,631

DIVERSIFIED FINANCIAL SERVICES (1.39%)
AerCap Ireland Capital DAC, Sr. Unsec. Notes, 3.300%, 01/30/32(b)	Baa3/BBB	519	529,797
LSEGA Financing PLC, Co. Gty., 1.375%, 04/06/26, 144A(b)	A3/A	612	600,153
LSEGA Financing PLC, Co. Gty., 2.500%, 04/06/31, 144A(b)	A3/A	264	265,064
PennyMac Financial Services, Inc., Co. Gty., 5.750%, 09/15/31, 144A(b)	B1/BB-	522	527,220
Rocket Mortgage LLC, Co. Gty., 2.875%, 10/15/26, 144A(b)	Ba1/BB+	472	468,460
Synchrony Financial, Sr. Unsec. Notes, 2.875%, 10/28/31(b)	NA/BBB-	747	746,313

			3,137,007

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
ELECTRIC (6.41%)
AES Andes SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	$878	$893,804
AES Panama Generation Holdings Srl, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	549	571,652
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	1,289,732
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.90%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	233,835
Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes, 3.950%, 04/01/50(b)	Baa1/A-	449	514,788
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	219,752
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba2/BB+	638	668,369
Edison International, Sr. Unsec. Notes, 3.550%, 11/15/24(b)	Baa3/BBB-	575	601,573
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A+	917	1,095,582
FirstEnergy Corp., Sr. Unsec. Notes, 5.350%, 07/15/47(b),(f)	Ba1/BB+	1,570	1,868,830
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	1,957,112
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	507,508
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BBB	323	327,718
Light Servicos de Eletricidade SA, Co. Gty., 4.375%, 06/18/26, 144A(b)	Ba3/NA	456	455,321
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	652,745
Pacific Gas and Electric Co., 2.100%, 08/01/27(b)	Baa3/BBB-	391	377,747
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa3/BBB-	617	573,522
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28(b)	Baa3/BBB-	247	243,322
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	792,668
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	523,080
Vistra Corp., Jr. Sub. Notes, (H15T5Y + 5.74%), 7.000%, 12/15/26, 144A(b),(c),(d)	NA/B	122	123,573

			14,492,233

ENERGY-ALTERNATE SOURCES (0.01%)
Renewable Energy Group, Inc., Sr. Sec. Notes, 5.875%, 06/01/28, 144A(b)	B2/BB	31	31,853

ENGINEERING & CONSTRUCTION (0.19%)
Sydney Airport Finance Co. Pty, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	419,063

ENTERTAINMENT (0.17%)
Lions Gate Capital Holdings LLC, Co. Gty., 5.500%, 04/15/29, 144A(b)	B3/CCC+	386	392,755

ENVIRONMENTAL CONTROL (0.15%)
GFL Environmental, Inc., Sr. Sec. Notes, 3.500%, 09/01/28, 144A(b)	Ba3/BB-	338	332,930

FOOD (0.78%)
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa2/BBB	363	393,499
JBS Finance Luxembourg Sarl, Co. Gty., 3.625%, 01/15/32, 144A(b)	Baa3/NA	211	211,793
JBS USA LUX SA, Co. Gty., 3.750%, 12/01/31, 144A(b)	Baa3/BB+	54	54,810
Kraft Heinz Foods Co., Co. Gty., 5.500%, 06/01/50(b)	Baa3/BB+	346	470,001
Kroger Co., Sr. Unsec. Notes, 5.400%, 01/15/49(b)	Baa1/BBB	68	95,268
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB	478	456,495
SEG Holding LLC, Sr. Sec. Notes, 5.625%, 10/15/28, 144A(b)	B1/BB-	80	83,800

			1,765,666

FOREST PRODUCTS & PAPER (0.42%)
Inversiones CMPC SA, Co. Gty., 3.850%, 01/13/30, 144A(b)	Baa3/BBB-	580	604,360
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	356,707

			961,067

GAS (2.31%)
NiSource, Inc., Jr. Sub. Notes, (H15T5Y + 2.843%), 5.650%, 12/31/99(b),(c),(d)	NA/BBB-	696	715,140
Piedmont Natural Gas Co., Inc., Sr. Unsec. Notes, 3.500%, 06/01/29(b)	A3/BBB+	1,120	1,196,785
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/BBB+	992	1,352,854
Southern Co. Gas Capital Corp., Co. Gty., 3.950%, 10/01/46(b)	Baa1/BBB+	539	593,539
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/BBB+	1,164	1,355,890

			5,214,208

HEALTHCARE-PRODUCTS (0.15%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB-	329	332,186

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
HEALTHCARE-SERVICES (0.68%)
CommonSpirit Health, Sr. Sec. Notes, 2.782%, 10/01/30(b)	Baa1/A-	$432	$442,609
DaVita, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba3/B+	1,134	1,102,815

			1,545,424

INSURANCE (9.86%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.165%), 3.200%, 10/30/27, 144A(b),(c),(d)	Baa1/A	200	191,250
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	Baa1/A	400	400,500
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.12%), 6.500%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,887,500
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR + 4.195%), 8.175%, 05/15/58(b),(c)	Baa3/BBB-	2,500	3,668,750
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A	Baa2/BBB+	2,250	3,271,173
Guardian Life Insurance Co. of America, Sub. Notes, 4.850%, 01/24/77, 144A	A1/AA-	148	194,213
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	277,716
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR + 7.12%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,430,001
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	270,221
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	1,286,026
MetLife, Inc., Jr. Sub. Notes, 6.400%, 12/15/36(b)	Baa2/BBB	637	783,373
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,687,748
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,567,436
Nationwide Mutual Insurance Co., Sub. Notes, 8.250%, 12/01/31, 144A	A3/A-	500	694,804
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	372,013
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	155,899
Principal Financial Group, Inc., Co. Gty., (3M LIBOR + 3.044%), 3.200%, 05/15/55(b),(e)	Baa2/BBB	1,135	1,125,042
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,391,342
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 3.920%), 5.625%, 06/15/43(b),(c)	Baa1/BBB+	600	624,359

			22,279,366

MEDIA (9.48%)
AMC Networks, Inc., Co. Gty., 4.250%, 02/15/29(b)	Ba3/BB	1,198	1,190,512
CCO Holdings LLC, Sr. Unsec. Notes, 4.500%, 05/01/32(b)	B1/BB	1,017	1,046,239
CCO Holdings LLC, Sr. Unsec. Notes, 4.250%, 02/01/31, 144A(b)	B1/BB	75	75,658
Charter Communications Operating LLC, Sr. Sec. Notes, 5.750%, 04/01/48(b)	Ba1/BBB-	774	968,138
Comcast Corp., Co. Gty., 7.050%, 03/15/33	A3/A-	2,000	2,881,065
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	1,500	1,847,238
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	631,506
CSC Holdings LLC, Co. Gty., 6.500%, 02/01/29, 144A(b)	Ba3/BB	954	1,020,780
CSC Holdings LLC, Co. Gty., 4.125%, 12/01/30, 144A(b)	Ba3/BB	448	437,360
CSC Holdings LLC, Co. Gty., 3.375%, 02/15/31, 144A(b)	Ba3/BB	636	595,455
CSC Holdings LLC, Sr. Unsec. Notes, 4.625%, 12/01/30, 144A(b)	B3/B+	1,336	1,264,190
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa2/BBB+	159	215,392
Grupo Televisa SAB, Sr. Unsec. Notes, 5.000%, 05/13/45(b)	Baa2/BBB+	557	657,399
Radiate Holdco LLC, Sr. Sec. Notes, 4.500%, 09/15/26, 144A(b)	B1/B	124	125,240
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,066,924
Scripps Escrow II, Inc., Sr. Sec. Notes, 3.875%, 01/15/29, 144A(b)	Ba3/BB	42	41,948
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,982,420
ViacomCBS, Inc., Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa2/BBB	641	723,860
ViacomCBS, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB	179	256,451
Virgin Media Finance PLC, Co. Gty., 5.000%, 07/15/30, 144A(b)	B2/B	200	199,000
VTR Finance NV, Sr. Unsec. Notes, 6.375%, 07/15/28, 144A(b)	B1/B	443	460,720
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/BBB+	1,400	2,744,095

			21,431,590

MINING (0.44%)
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	339	341,366
Newcrest Finance Pty, Ltd., Co. Gty., 3.250%, 05/13/30, 144A(b)	Baa2/BBB	319	334,422
Yamana Gold, Inc., Sr. Unsec. Notes, 2.630%, 08/15/31, 144A(b)	Baa3/BB+	331	318,064

			993,852

MISCELLANEOUS MANUFACTURING (0.22%)
GE Capital International Funding Co Unlimited Co., Co. Gty., 4.418%, 11/15/35	Baa1/BBB+	318	380,048
Hillenbrand, Inc., Co. Gty., 3.750%, 03/01/31(b)	Ba1/BB+	111	111,278

			491,326

OIL & GAS (3.60%)
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,662,012
Lundin Energy Finance BV, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa3/BBB-	426	429,511
Parkland Corp., Co. Gty., 4.500%, 10/01/29, 144A(b)	Ba3/BB	667	667,527
Petrobras Global Finance BV, Co. Gty., 5.600%, 01/03/31(b)	Ba1/BB-	413	437,367

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
OIL & GAS (Continued)
Petroleos del Peru SA, Sr. Unsec. Notes, 5.625%, 06/19/47, 144A	NA/BBB-	$793	$785,181
Petroleos Mexicanos, Co. Gty., 5.950%, 01/28/31(b)	Ba3/BBB	552	536,392
Petroleos Mexicanos, Co. Gty., 6.950%, 01/28/60(b)	Ba3/BBB	195	174,038
Phillips 66, Co. Gty., 3.300%, 03/15/52(b)	A3/BBB+	285	285,791
SA Global Sukuk, Ltd., Sr. Unsec. Notes, 1.602%, 06/17/26, 144A(b)	A1/NA	435	428,040
SA Global Sukuk, Ltd., Sr. Unsec. Notes, 2.694%, 06/17/31, 144A(b)	A1/NA	462	464,310
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	A1/NA	853	829,500
Valero Energy Corp., Sr. Unsec. Notes, 8.750%, 06/15/30	Baa2/BBB	1,000	1,434,034

			8,133,703

OIL & GAS SERVICES (0.15%)
Baker Hughes Holdings LLC, Sr. Unsec. Notes, 2.061%, 12/15/26(b)	A3/A-	326	329,176

PACKAGING & CONTAINERS (0.39%)
Ardagh Metal Packaging Finance USA LLC, Sr. Unsec. Notes, 4.000%, 09/01/29, 144A(b)	B3/B+	200	197,788
LABL, Inc., Sr. Sec. Notes, 5.875%, 11/01/28, 144A(b)	B2/B-	173	178,298
Sealed Air Corp., Sr. Sec. Notes, 1.573%, 10/15/26, 144A(b)	Baa2/BBB-	524	508,367

			884,453

PHARMACEUTICALS (1.43%)
AbbVie, Inc., Sr. Unsec. Notes, 4.050%, 11/21/39(b)	Baa2/BBB+	615	708,916
Astrazeneca Finance LLC, Co. Gty., 1.750%, 05/28/28(b)	A3/A-	475	472,590
Bausch Health Cos., Inc., Co. Gty., 5.000%, 02/15/29, 144A(b)	B3/B	24	21,180
Bausch Health Cos., Inc., Co. Gty., 6.250%, 02/15/29, 144A(b)	B3/B	73	69,368
Bausch Health Cos., Inc., Co. Gty., 5.250%, 01/30/30, 144A(b)	B3/B	87	76,560
Bausch Health Cos., Inc., Co. Gty., 5.250%, 02/15/31, 144A(b)	B3/B	355	311,956
Bausch Health Cos., Inc., Sr. Sec. Notes, 4.875%, 06/01/28, 144A(b)	Ba2/BB	80	81,800
Organon & Co., Sr. Sec. Notes, 4.125%, 04/30/28, 144A(b)	Ba2/BB	200	203,250
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.000%, 11/26/28(b)	Baa2/BBB+	500	587,848
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa2/BBB+	684	692,097

			3,225,565

PIPELINES (6.39%)
Cheniere Energy Partners LP, Co. Gty., 3.250%, 01/31/32, 144A(b)	Ba2/BB	91	91,910
Enbridge, Inc., Sub. Notes, (3M LIBOR + 3.89%), 6.000%, 01/15/77(b),(c)	Baa3/BBB-	750	806,089
Energy Transfer LP, Sr. Unsec. Notes, 3.750%, 05/15/30(b)	Baa3/BBB-	398	422,150
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR + 2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	343,396
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.190%, 11/01/24, 144A	Baa2/BBB+	30	31,677
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	1,116,350
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 6.750%, 01/15/27, 144A(b)	B3/B	110	112,718
Kinder Morgan, Inc., Co. Gty., 8.050%, 10/15/30	Baa2/BBB	1,000	1,355,267
Kinder Morgan, Inc., Co. Gty., 5.550%, 06/01/45(b)	Baa2/BBB	1,755	2,225,307
MPLX LP, Sr. Unsec. Notes, 4.250%, 12/01/27(b)	Baa2/BBB	901	998,663
MPLX LP, Sr. Unsec. Notes, 5.500%, 02/15/49(b)	Baa2/BBB	694	889,045
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	647,963
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	1,234,538
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa3/BBB-	1,000	1,229,144
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Ba1/BB+	1,177	1,285,872
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.950%, 05/15/50(b)	Baa1/BBB	384	431,714
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	1,233,322

			14,455,125

REITS (1.86%)
EPR Properties, Sr. Unsec. Notes, 3.600%, 11/15/31(b)	Baa3/BBB-	533	527,918
Extra Space Storage LP, Co. Gty., 2.350%, 03/15/32(b)	Baa2/BBB	267	259,869
GLP Capital LP, Co. Gty., 3.250%, 01/15/32(b)	Ba1/BBB-	154	154,830
Iron Mountain, Inc., Co. Gty., 5.000%, 07/15/28, 144A(b)	Ba3/BB-	59	60,622
Iron Mountain, Inc., Co. Gty., 5.250%, 07/15/30, 144A(b)	Ba3/BB-	578	609,109
SBA Tower Trust, 2.593%, 10/15/31, 144A(b)	A2/NA	454	460,094
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	2,007	2,099,824
WEA Finance LLC, Co. Gty., 4.625%, 09/20/48, 144A(b)	Baa2/BBB+	36	38,645

			4,210,911

RETAIL (1.24%)
Asbury Automotive Group, Inc., Co. Gty., 4.625%, 11/15/29, 144A(b)	B1/BB	163	166,056
Lowe’s Cos., Inc., Sr. Unsec. Notes, 2.800%, 09/15/41(b)	Baa1/BBB+	215	210,516
Murphy Oil USA, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba2/BB+	119	118,256

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
RETAIL (Continued)
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	$1,781	$2,199,816
Superior Plus LP, Co. Gty., 4.500%, 03/15/29, 144A(b)	Ba3/BB-	98	100,728

			2,795,372

SEMICONDUCTORS (1.41%)
Broadcom, Inc., Co. Gty., 3.750%, 02/15/51, 144A(b)	Baa3/BBB-	166	174,052
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa3/BBB-	1,655	1,733,387
Broadcom, Inc., Sr. Unsec. Notes, 3.187%, 11/15/36, 144A(b)	Baa3/BBB-	1,109	1,108,887
Micron Technology, Inc., Sr. Unsec. Notes, 2.703%, 04/15/32(b)	Baa3/BBB-	164	164,185

			3,180,511

SOFTWARE (1.88%)
Oracle Corp., Sr. Unsec. Notes, 2.300%, 03/25/28(b)	Baa2/BBB+	1,130	1,127,269
Oracle Corp., Sr. Unsec. Notes, 3.600%, 04/01/40(b)	Baa2/BBB+	2,331	2,346,882
VMware, Inc., Sr. Unsec. Notes, 2.200%, 08/15/31(b)	Baa3/BBB-	788	773,676

			4,247,827

TELECOMMUNICATIONS (4.49%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	515	595,747
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	514,844
AT&T, Inc., Sr. Unsec. Notes, 3.300%, 02/01/52(b)	Baa2/BBB	2,321	2,281,738
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(f)	Baa1/BBB	2,000	2,908,738
Frontier Communications Holdings LLC, Sr. Sec. Notes, 5.000%, 05/01/28, 144A(b)	B3/B+	255	262,650
Verizon Communications, Inc., Sr. Unsec. Notes, 2.550%, 03/21/31(b)	Baa1/BBB+	457	461,580
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	2,385,496
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	728,546

			10,139,339

TRANSPORTATION (0.61%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	277,188
Simpar Europe SA, Co. Gty., 5.200%, 01/26/31, 144A(b)	NA/BB-	544	507,285
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	Baa1/A-	503	594,799

			1,379,272

TOTAL CORPORATE DEBT SECURITIES (Cost of $165,692,745)			187,171,531

ASSET-BACKED SECURITIES (8.39%)
Aligned Data Centers Issuer LLC, Series 2021-1A, A2, Class A2, 1.937%, 08/15/46, 144A(b)	NA/A-	904	890,420
Antares CLO, Ltd., Series 2017-1A, CR, Class CR, (3M LIBOR + 2.70%), 2.832%, 04/20/33, 144A(b),(e)	NA/A	1,093	1,091,945
BCC Funding XVII LLC, Series 2020-1, A2, Class A2, 0.910%, 08/20/25, 144A(b)	Aaa/NA	144	143,760
Blackbird Capital Aircraft, Series 2021-1A, B, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	363	358,895
CF Hippolyta LLC, Series 2020-1, A1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/AA-	626	621,033
DataBank Issuer, Series 2021-2A, A2, Class A2, 2.400%, 10/25/51, 144A(b)	NA/NA	583	577,121
DB Master Finance LLC, Series 2021-1A, A2I, Class A2I, 2.045%, 11/20/51, 144A(b)	NA/BBB	608	594,077
Domino’s Pizza Master Issuer LLC, Series 2021-1A, A2I, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	549	551,552
DRB Prime Student Loan Trust, Series 2017-A, A2B, Class A2B, 2.850%, 05/27/42, 144A(b)	Aaa/NA	221	222,666
Flexential Issuer, Series 2021-1A, A2, Class A2, 3.250%, 11/27/51, 144A(b)	NA/NA	555	553,959
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, A1TR, Class A1TR, (3M LIBOR + 1.55%), 1.672%, 10/15/33, 144A(b),(e)	NA/AAA	600	599,839
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, C, Class C, (3M LIBOR + 2.10%), 2.240%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,247,980
ITE Rail Fund Levered LP, Series 2021-1A, A, Class A, 2.250%, 02/28/51, 144A(b)	NA/A	195	194,345
IVY Hill Middle Market Credit Fund XII, Ltd., Series -12A, BR, Class BR, (3M LIBOR + 2.90%), 3.032%, 07/20/33, 144A(b),(e)	NA/A-	866	865,559
LoanCore Issuer, Ltd., Series 2018-CRE1, A, Class A, (1M LIBOR + 1.13%), 1.240%, 05/15/28, 144A(b),(e)	Aaa/NA	105	104,543
MF1, Ltd., Series 2021-FL7, AS, Class AS, (1M LIBOR + 1.45%), 1.558%, 10/16/36, 144A(b),(e)	NR/NA	923	917,363
Navient Private Education Refi Loan Trust, Series 2021-A, A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	147	144,670
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, A1, Class A1, 1.910%, 10/20/61, 144A(b)	NA/AA-	1,063	1,042,588
PMT Issuer Trust - FMSR, Series 2021-FT1, A, Class A, (1M LIBOR + 3.00%), 3.092%, 03/25/26, 144A(b),(e)	NA/NA	566	566,945
Purewest Funding LLC, Series 2021-1, A1, Class A1, 4.091%, 12/22/36, 144A(b)	NA/NA	327	326,141
Slam, Ltd., Series 2021-1A, A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,303	1,277,831
SMB Private Education Loan Trust, Series 2017-B, A2B, Class A2B, (1M LIBOR + 0.75%), 0.860%, 10/15/35, 144A(b),(e)	Aaa/AAA	436	437,699
Sofi Consumer Loan Program Trust, Series 2018-1, B, Class B, 3.650%, 02/25/27, 144A(b)	NA/AAA	192	193,370
Sofi Professional Loan Program LLC, Series 2017-C, B, Class B, 3.560%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,123,644
Textainer Marine Containers VII, Ltd., Series 2021-1A, A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	961	934,836
TIF Funding II LLC, Series 2021-1A, A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A	512	495,897

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)

ASSET-BACKED SECURITIES (Continued)
United States Small Business Administration, Series 2010-20F, 1, Class 1, 3.880%, 06/01/30	Aaa/AA+	$54	$57,632
Willis Engine Structured Trust IV, Series 2018-A, A, Class A, 4.750%, 09/15/43, 144A(b),(g)	NA/NA	1,194	1,170,299
Willis Engine Structured Trust VI, Series 2021-A, A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	664	655,044

TOTAL ASSET-BACKED SECURITIES (Cost of $19,078,303)			18,961,653

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.42%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, A1, Class A1, 3.628%, 03/25/49, 144A(b),(e)	NA/NA	41	41,010
BXHPP Trust, Series 2021-FILM, C, Class C, (1M LIBOR + 1.1%), 1.210%, 08/15/36, 144A(e)	NA/NA	167	165,006
CGMS Commercial Mortgage Trust, Series 2017-MDRB, A, Class A, (1M LIBOR + 1.10%), 1.210%, 07/15/30, 144A(e)	NA/AAA	17	17,335
Citigroup Commercial Mortgage Trust, Series 2016-P6, C, Class C, 4.263%, 12/10/49(b),(e)	NR/NA	367	365,816
New Residential Mortgage Loan Trust, Series 2021-NQ2R, A1, Class A1, 0.941%, 10/25/58, 144A(b),(e)	NA/NA	360	358,411

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $941,513)			947,578

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.11%)
FHLMC Pool #A15675, 6.000%, 11/01/33	Aaa/AA+	46	52,870
FHLMC Pool #G00182, 9.000%, 09/01/22(h)	Aaa/AA+	0	1
FNMA Pool #754791, 6.500%, 12/01/33	Aaa/AA+	123	139,065
FNMA Pool #763852, 5.500%, 02/01/34	Aaa/AA+	57	63,272
GNSF Pool #417239, 7.000%, 02/15/26	Aaa/AA+	2	2,096
GNSF Pool #780374, 7.500%, 12/15/23(h)	Aaa/AA+	1	428

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $217,177)			257,732

MUNICIPAL BONDS (1.18%)
San Francisco City & County Public Utilities Commission Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	145	195,483
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	2,484,394

TOTAL MUNICIPAL BONDS (Cost of $1,677,119)			2,679,877

U.S. TREASURY OBLIGATIONS (3.12%)
United States Treasury Bonds, 1.750%, 08/15/41	Aaa/AA+	1,117	1,085,971
United States Treasury Bonds, 1.250%, 05/15/50	Aaa/AA+	168	143,522
United States Treasury Bonds, 1.625%, 11/15/50	Aaa/AA+	388	362,721
United States Treasury Bonds, 2.375%, 05/15/51	Aaa/AA+	1,149	1,274,339
United States Treasury Notes, 0.625%, 10/15/24	Aaa/AA+	341	338,706
United States Treasury Notes, 0.500%, 06/30/27	Aaa/AA+	142	135,790
United States Treasury Notes, 1.375%, 10/31/28	Aaa/AA+	548	546,088
United States Treasury Notes, 0.625%, 08/15/30	Aaa/AA+	294	274,663
United States Treasury Notes, 1.625%, 05/15/31	Aaa/AA+	487	493,493
United States Treasury Notes, 1.250%, 08/15/31	Aaa/AA+	2,398	2,347,907
United States Treasury Notes, 1.375%, 11/15/31	Aaa/AA+	49	48,837

TOTAL U.S. TREASURY OBLIGATIONS (Cost of $7,001,273)			7,052,037

GOVERNMENT BONDS (1.73%)
Colombia Government International Bond, Sr. Unsec. Notes, 3.250%, 04/22/32(b)	Baa2/BB+	200	179,750
Egypt Government International Bond, Sr. Unsec. Notes, 5.875%, 02/16/31, 144A	B2/B	380	336,178
Egypt Government International Bond, Sr. Unsec. Notes, 7.625%, 05/29/32, 144A	B2/B	526	497,380
Ghana Government International Bond, Sr. Unsec. Notes, 8.625%, 04/07/34, 144A	B3/B-	339	275,054
Mexico Government International Bond, Sr. Unsec. Notes, 5.000%, 04/27/51(b)	Baa1/BBB	711	807,035
Morocco Government International Bond, Sr. Unsec. Notes, 3.000%, 12/15/32, 144A	Ba1/BB+	764	728,123
Nigeria Government International Bond, Sr. Unsec. Notes, 7.375%, 09/28/33, 144A	B2/B-	240	228,384
Oman Government International Bond, Sr. Unsec. Notes, 7.000%, 01/25/51, 144A	Ba3/NA	350	366,030
Ukraine Government International Bond, Sr. Unsec. Notes, 7.253%, 03/15/33, 144A	NA/B	551	484,880

TOTAL GOVERNMENT BONDS (Cost of $4,017,831)			3,902,814

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating	Shares	Value (Note1)

PREFERRED STOCKS (0.91%)
CoBank ACB, Series F, (3M LIBOR + 4.557%), 6.250%, 10/01/22(b),(c),(d)	NA/BBB+	20,000	$2,057,500

TOTAL INVESTMENTS (98.67%) (Cost of $200,710,961)			223,030,722

OTHER ASSETS AND LIABILITIES (1.33%)			3,004,162

NET ASSETS (100.00%)			$226,034,884

At December 31, 2021, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury10-Year Notes	03/22	3	$394,125	$391,406	$(2,719)
U.S. Treasury2-Year Notes	03/22	4	874,406	872,687	(1,719)
U.S. Treasury Long Bonds	03/22	125	20,044,671	20,054,688	10,017
U.S. Treasury Ultra Bonds	03/22	23	4,521,117	4,533,875	12,758

					18,337

Short Futures Outstanding
U.S. Treasury5-Year Notes	03/22	134	(16,218,625)	(16,210,859)	7,766
U.S. Treasury Ultra 10-Year Notes	03/22	258	(37,541,015)	(37,780,875)	(239,860)

					(232,094)

Net unrealized depreciation on open futures contracts					$(213,757)

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2021 and may have changed subsequently.
(b)	This security is callable.
(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at December 31, 2021. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at December 31, 2021.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2021.
(g)	Denotes a step-up bond. The rate indicated is the current coupon as of December 31, 2021.
(h)	Principal amount less than $1,000.
144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2021, these securities amounted to $85,523,296 or 37.84% of net assets.

Legend

Certs. – Certificates

CLO – Collateralized Loan Obligation

Co. Gty. – Company Guaranty

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNSF – Government National Mortgage Association (Single Family)

GO – Government Obligation

H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. – Junior

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Sec. – Secured

SOFRRATE – Secured Overnight Financing Rate

Sr. – Senior

Sub. – Subordinated

SW5 – 5-year USD Swap Semiannual 30/360

Unsec. – Unsecured

The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2021

(unaudited)

A. Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board of Trustees (‘‘Board’’) and unaffiliated with Insight North America LLC (‘‘INA’’ or the ‘‘Adviser’’) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2021, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2021.

Assets:	Total Market Value at 12/31/21	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

CORPORATE DEBT SECURITIES	$187,171,531	$ —	$187,171,531	$—

ASSET- BACKED SECURITIES	18,961,653	—	18,961,653	—

COMMERCIAL MORTGAGE-BACKED SECURITIES	947,578	—	947,578	—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	257,732	—	257,732	—

MUNICIPAL BONDS	2,679,877	—	2,679,877	—

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2021 (concluded)

(unaudited)

Assets:	Total Market Value at 12/31/21	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

U.S. TREASURY OBLIGATIONS	$ 7,052,037	$ —	$ 7,052,037	$—
GOVERNMENT BONDS	3,902,814	—	3,902,814	—
PREFERRED STOCKS	2,057,500	2,057,500	—	—
FUTURES CONTRACTS	30,541	30,541	—	—
TOTAL ASSETS	$223,061,263	$2,088,041	$220,973,222	$—

Liabilities:

FUTURES CONTRACTS	$ 244,298	$ 244,298	$ —	$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of Decem-ber 31, 2021, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2021, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.